Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data

NOTE 8:    Quarterly Financial Data (Unaudited)

The following table summarizes our quarterly financial data which, in the opinion of management, reflects all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of our results of operations:

	For the Three-Month Periods Ended
	March 31	June 30	September 30	December 31
2012:
Total revenue	$3,990	$4,086	$4,041	$4,512
Net income (loss)	153	239	(14)	49
Net income (loss) allocable to common shares	(26)	(14)	(28)	(55)
Total earnings (loss) per share—Basic(a)	$(0.21)	$(0.04)	$(0.09)	$(0.19)
Total earnings (loss) per share—Diluted(a)	$(0.21)	$(0.04)	$(0.09)	$(0.19)
2011:
Total revenue	$—	$2,174	$3,222	$3,272
Net income (loss)	(63)	(189)	(65)	(53)
Net income (loss) allocable to common shares	(63)	27	(48)	(28)
Total earnings (loss) per share—Basic(a)	$(3.16)	$1.35	$(2.40)	$(1.40)
Total earnings (loss) per share—Diluted(a)	$(3.16)	$1.35	$(2.40)	$(1.40)

(a)	The summation of quarterly per share amounts do not equal the full year amounts.